Swiss Government Loan	6 Months Ended
Jun. 30, 2021
Swiss Government Loan Disclosure [Abstract]
Swiss Government Loan

Note 12

Swiss Government Loan:

In April 2020, in response to the COVID 19 pandemic, the Swiss Federal Council issued the COVID-19 Ordinance on Joint and Several Guarantees, according to which companies domiciled in Switzerland that are economically affected by the COVID-19 pandemic could apply for financial support in the form of emergency bank loans of up to 10% of their 2019 revenues or a maximum of CHF 20 million (the “COVID-19 Loan”). This COVID-19 Loan was secured by the Swiss Confederation. The lending banks received collateral in the form of joint and several guarantees. The Company received a COVID-19 Loan from its bank for CHF 248,400 ($281,015), which carried a 0% interest rate and was due in 60 months. The loan could be drawn down over several installments and the Company had drawn down the entire amount. Pursuant to the terms of the COVID-19 Loan, the Company could not pay any dividends until it repays such loan in full.

In February 2021, the COVID-19 loan was repaid in full.